Acquisition of Pershing Gold Corporation (Narrative) (Details) - Pershing Gold Corporation [Member]	Sep. 28, 2018 shares
Disclosure of detailed information about business combination [line items]
Number of common shares to be received by holders of acquired company for each outstanding common share held	0.715
Number of common shares to be received by holders of acquired company for each outstanding preferred share held	461.44